Income tax expense	12 Months Ended
Dec. 31, 2022
Income tax expense
Income tax expense
11.	Income tax expense

Income tax expense is recognized based on the income tax rates in the following main tax jurisdictions where the Group operates for the reported periods.

(a)	Cayman Islands

The Company is incorporated in the Cayman Islands as an exempted company with limited liabilities under the Companies Law of Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

(b)	Hong Kong

No Hong Kong profit tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the reported periods.

11.	Income tax expense (Continued)
(c)	PRC

Provision for PRC corporate income tax is calculated based on the statutory income tax rate of 25% on the assessable income of respective PRC Group companies during the reported periods in accordance with relevant PRC enterprise income tax rules and regulations (“EIT Law”) except for certain Group companies in PRC with preferential tax rates as detailed below.

No provision for PRC corporate income tax has been made for the reported periods as the Group has no such assessable profit for the years.

The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	(3,069,043)	(502,598)	(810,630)
Tax credits calculated at statutory tax rate of 25%	(767,261)	(125,650)	(202,658)
Effects of preferential tax rates and different tax rates in other jurisdictions (Note (i))	18,900	51,843	76,018
Expenses not deductible for income tax purpose (Note (ii))	722,458	29,102	36,891
Super deduction of research and development expenses	(8,390)	(11,416)	(11,056)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	34,293	56,121	100,805
Income tax expense	—	—	—

Note:

(i)	Certain Group companies in PRC have been eligible as High/New Technology Enterprises with preferential tax rate of 15% as set out in PRC EIT Law.
(ii)	These mainly include fair value loss of financial instruments with preferred rights during 2020.

The Group did not recognize deferred income tax assets amounting to approximately RMB196 million and RMB297 million as of December 31, 2021 and 2022 respectively in respect of tax losses and deductible temporary differences that can be carried forward against future taxable income.

The unrecognized tax losses of approximately RMB1,188 million and RMB1,705 million as of December 31, 2021 and 2022 will progressively expire until 2031 and 2032 respectively.

As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.